Note 10 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2019	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$310,856	$115,987	$194,869
Investment management contracts	270,600	36,434	234,166
Franchise rights	5,163	4,505	658
Trademarks and trade names:
Indefinite life	23,809	-	23,809
Finite life	12,435	2,398	10,037
Management contracts and other	16,088	9,306	6,782
Customer backlog	8,558	1,426	7,132
	$647,510	$170,056	$477,454
	Gross
December 31, 2018	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$290,667	$95,011	$195,656
Investment management contracts	270,600	12,145	258,455
Franchise rights	5,175	4,141	1,034
Trademarks and trade names:
Indefinite life	23,841	-	23,841
Finite life	12,851	2,853	9,998
Management contracts and other	16,533	7,907	8,626
Customer backlog	480	160	320
	$620,147	$122,217	$497,930

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer lists and relationships	$29,475	10.0
Trademarks and trade names - finite life	2,817	2.0
Customer backlog	10,168	1.3
Other	282	3.0

	$42,742	7.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2020	$63,611
2021	56,875
2022	53,574
2023	50,963
2024	43,482